UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09541
                                  -------------

                            AmeriPrime Advisors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.  431 N. Pennsylvania Street  Indianapolis, IN  46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
-------------------------------------
Unified Fund Services, Inc.
-------------------------------------
431 N. Pennsylvania St.
-------------------------------------
Indianapolis, IN 46204
-------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                   ----------------
Date of fiscal year end:      8/31
                         -----------
Date of reporting period:  11/30/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT              VALUE
                                                                              --------------    -----------------
CORPORATE BONDS - 67.26%
Abbott Laboratories Corp., 5.400%, 9/15/2008                                   $    500,000      $       528,890
Alcoa, Inc., 6.000%, 1/15/2012                                                      500,000              518,941
American Express Co., 4.750%, 6/17/2009                                             500,000              513,285
Ameritech Capital Funding Corp., 6.150%, 1/15/2008                                1,000,000            1,067,288
BankAmerica Corp., 5.875%, 2/15/2009                                                250,000              267,649
Bank of America, 4.875%, 1/15/2013                                                  500,000              504,308
Bank of New York, 3.900%, 9/1/2007                                                  500,000              503,464
Bottling Group, 4.625%, 11/15/2012                                                  500,000              502,101
Bristol Myers Squibb, 5.750%, 10/1/2011                                             500,000              530,672
CBS Corp., 7.150%, 5/20/2005                                                      1,000,000            1,019,376
CIT Group, Inc., 4.750%, 12/15/2010                                                 500,000              502,030
Coca-Cola Enterprises, 5.750%, 11/1/2008                                            500,000              537,496
Commercial Credit Co., 10.000%, 12/1/2008                                         1,000,000            1,211,837
Dayton Hudson Corp., 5.875%, 11/1/2008                                              750,000              803,277
General Electric Co., 5.000%, 2/1/2013                                              500,000              508,431
Goldman Sachs, 5.250%, 10/15/2013                                                   500,000              505,622
Household Finance Corp., 6.500%, 11/15/2008                                         500,000              543,651
International Business Machines, 5.375%, 2/1/2009                                 1,000,000            1,052,366
John Deere Capital Corp., 5.100%, 1/15/2013                                         500,000              507,857
Lehman Brothers Holdings, 4.375%, 11/30/2010                                        500,000              496,897
McDonnell Douglas Co., 6.875%, 11/1/2006                                            500,000              531,111
Mellon Financial, 6.375%, 2/15/2010                                                 150,000              162,878
Merrill Lynch, 8.000%, 6/1/2007                                                     500,000              550,220
Metlife, Inc., 5.500%, 6/15/2014                                                    500,000              511,165
Nabisco, Inc., 7.050%, 7/15/2007                                                  1,000,000            1,081,023
Pitney Bowes Credit Corp., 8.625%, 2/15/2008                                        700,000              810,293
Suntrust Bank, 6.375%, 4/1/2011                                                     500,000              551,632
Wells Fargo & Co., 5.250%, 12/1/2007                                                500,000              521,271
                                                                                                -----------------

TOTAL CORPORATE BONDS (COST $17,006,914)                                                              17,345,031
                                                                                                -----------------

MUNICIPAL OBLIGATIONS - 21.43%
Atlanta & Fulton County, Georgia Recreation Authority Downtown
     Arena Project, 6.625%, 12/1/2011                                               300,000              327,255
Buffalo, New York Pension System, 8.500%, 8/15/2005                                 500,000              519,690
Denver, Colorado City & County School District, 6.760%, 12/15/2007                1,000,000            1,085,830
LaGrange, Georgia Development Authority Communications System
     Project, 6.100%, 2/1/2010                                                      750,000              796,823
New Jersey Sports & Expos, 7.375%, 3/1/2007                                         500,000              540,985
New Rochelle, New York Public Improvement, 4.850%, 3/15/2011                        200,000              203,016
New York State Environmental Facilities Corp., 6.660%, 3/15/2007                    950,000            1,011,816
Texas Tech University, 5.320%, 8/15/2007                                          1,000,000            1,041,470
                                                                                                -----------------

TOTAL MUNICIPAL OBLIGATIONS (COST $5,230,290)                                                          5,526,885
                                                                                                -----------------

U.S. TREASURY AND AGENCY OBLIGATIONS - 8.13%
Federal Home Loan Bank, 5.250%, 06/18/2014                                          500,000              522,700
Federal Home Loan Mortgage Co., 3.000%, 03/28/2008                                  500,000              487,155
Federal Home Loan Mortgage Co., 5.625%, 03/15/2011                                  500,000              537,943
Federal National Mortgage Association, 3.125%, 03/15/2011                           565,000              547,306
                                                                                                -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $2,127,979)                                             2,095,104
                                                                                                -----------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                 SHARES              VALUE
                                                                              --------------    -----------------
MONEY MARKET SECURITIES - 1.94%
Federated U.S. Treasury Obligations Fund, 1.730% (a)                                499,622            $ 499,622
                                                                                                -----------------

TOTAL MONEY MARKET SECURITIES (COST $499,622)                                                            499,622
                                                                                                -----------------

TOTAL INVESTMENTS - 98.76% (COST $24,864,805)                                                         25,466,642
                                                                                                -----------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.24%                                                            320,644
                                                                                                -----------------

TOTAL NET ASSETS - 100.00%                                                                          $ 25,787,286
                                                                                                =================


(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.


TAX RELATED
Unrealized appreciation                                                                                $ 761,429
Unrealized depreciation                                                                                 (159,592)
                                                                                                -----------------
Net unrealized appreciation                                                                            $ 601,837
                                                                                                =================

Aggregate cost of securities for income tax purposes                                                $ 24,864,805
                                                                                                -----------------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 98.34%                                                  SHARES              VALUE
                                                                      ------------      ---------------

AIRCRAFT & PARTS - 4.89%
Textron, Inc.                                                              12,550         $    911,381
                                                                                        ---------------

COMPUTER COMMUNICATION EQUIPMENT - 2.04%
Adaptec, Inc. (a)                                                          48,700              379,860
                                                                                        ---------------

CRUDE PETROLEUM & NATURAL GAS - 3.34%
Kerr-McGee Corp.                                                           10,000              622,300
                                                                                        ---------------

DRILLING OIL & GAS WELLS - 6.92%
Rowan Co., Inc. (a)                                                        26,450              685,055
Transocean, Inc. (a)                                                       15,000              604,050
                                                                                        ---------------
                                                                                             1,289,105
                                                                                        ---------------

ELECTRIC LIGHTING & WIRING EQUIPMENT - 7.90%
Cooper Industries, Inc. - Class A                                          11,800              782,458
Hubbell, Inc. - Class B                                                    14,200              690,120
                                                                                        ---------------
                                                                                             1,472,578
                                                                                        ---------------

ELECTRIC SERVICES - 4.55%
Duke Energy Corp.                                                          33,550              848,144
                                                                                        ---------------

ELECTRONIC COMPONENTS & ACCESSORIES - 2.70%
Vishay Intertechnology, Inc. (a)                                           34,400              502,584
                                                                                        ---------------

GOLD & SILVER ORES - 3.30%
Barrick Gold Corp.                                                         25,000              614,750
                                                                                        ---------------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 3.63%
Goodrich Corp.                                                             21,300              676,275
                                                                                        ---------------

OIL & GAS FIELD EXPLORATION SERVICES - 4.44%
Halliburton Co.                                                            20,000              827,000
                                                                                        ---------------

PAPER MILLS - 3.57%
Meadwestvaco Corp.                                                         19,795              666,102
                                                                                        ---------------

PAPERBOARD CONTAINERS & BOXES - 3.82%
Sonoco Products Co.                                                        25,000              711,000
                                                                                        ---------------

PETROLEUM REFINING - 3.42%
ConocoPhillips Co.                                                          7,000              636,930
                                                                                        ---------------

PHARMACEUTICAL PREPARATIONS - 6.52%
Bristol-Myers Squibb Company                                               20,000              470,000
Schering-Plough Corp.                                                      41,750              745,237
                                                                                        ---------------
                                                                                             1,215,237
                                                                                        ---------------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 98.34% - CONTINUED                                      SHARES              VALUE
                                                                      ------------      ---------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 3.97%
Eastman Kodak, Inc.                                                        22,600        $     739,246
                                                                                        ---------------

PLASTIC MAIL, SYNTHETIC RESIN/RUBBER, CELLULOS  - 3.10%
DuPont (EI) de NeMours & Co.                                               12,750              577,830
                                                                                        ---------------

RAILROAD EQUIPMENT - 3.79%
Trinity Industries, Inc.                                                   20,000              707,000
                                                                                        ---------------

REAL ESTATE INVESTMENT TRUSTS - 3.20%
New Plan Excel Realty Trust, Inc.                                          22,550              597,124
                                                                                        ---------------

RETAIL - DEPARTMENT STORES - 9.47%
SAKS, Inc.                                                                 45,000              625,950
Sears Roebuck & Co.                                                        10,000              520,300
The May Department Stores Company                                          22,000              618,640
                                                                                        ---------------
                                                                                             1,764,890
                                                                                        ---------------

RETAIL - GROCERY STORES - 3.20%
Albertson's, Inc.                                                          23,550              595,815
                                                                                        ---------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 2.47%
Unisys Corp. (a)                                                           40,000              459,600
                                                                                        ---------------

TELEPHONE & TELEGRAPH APPARATUS - 1.58%
ADC Telecommunications, Inc.  (a)                                         125,000              293,750
                                                                                        ---------------

TELEPHONE COMMUNICATIONS  - 2.70%
SBC Communications, Inc.                                                   20,000              503,400
                                                                                        ---------------

WATER TRANSPORTATION - 3.82%
Tidewater, Inc.                                                            21,000              712,530
                                                                                        ---------------

TOTAL COMMON STOCKS (COST $14,482,896)                                                      18,324,431
                                                                                        ---------------

MONEY MARKET SECURITIES - 1.21%
Federated U.S. Treasury Obligations Fund, 1.73% (b)                       226,346              226,346
                                                                                        ---------------

TOTAL MONEY MARKET SECURITIES (COST $226,346)                                                  226,346
                                                                                        ---------------

TOTAL INVESTMENTS (COST $14,709,242) - 99.55%                                               18,550,777
                                                                                        ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.45%                                                   83,004
                                                                                        ---------------

TOTAL NET ASSETS - 100.00%                                                               $  18,633,781
                                                                                        ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.


TAX RELATED
Unrealized appreciation                                                                    $ 4,164,798
Unrealized depreciation                                                                       (323,263)
                                                                                        ---------------
Net unrealized appreciation                                                                $ 3,841,535
                                                                                        ===============

Aggregate cost of securities for income tax purposes                                      $ 14,709,242
                                                                                        ---------------

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 95.60%                                           SHARES                         VALUE
                                                                ----------                   ------------

AIR COURIER SERVICES  - 3.47%
FedEx Corp.                                                         6,400                    $   608,192
                                                                                             ------------

BIOLOGICAL PRODUCTS  - 2.64%
Amgen, Inc.  (a)                                                    7,700                        462,308
                                                                                             ------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.80%
Medtronic, Inc.                                                    10,200                        490,110
                                                                                             ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 3.90%
General Electric Co.                                               19,300                        682,448
                                                                                             ------------

ELECTRONIC COMPUTERS - 3.47%
Dell, Inc. (a)                                                     15,000                        607,800
                                                                                             ------------

FINANCE SERVICES - 3.97%
American Express Co.                                               12,500                        696,375
                                                                                             ------------

HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 1.68%
Harman International Industries, Inc.                               2,400                        294,840
                                                                                             ------------

LEATHER & LEATHER PRODUCTS - 3.56%
Coach, Inc. (a)                                                    12,500                        623,000
                                                                                             ------------

MISCELLANEOUS CHEMICAL PRODUCTS - 2.80%
Smith International, Inc. (a)                                       8,100                        490,617
                                                                                             ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.95%
International Game Technology, Inc.                                14,600                        516,110
                                                                                             ------------

MOTORCYCLES, BICYCLES & PARTS - 2.28%
Harley-Davidson, Inc.                                               6,900                        398,958
                                                                                             ------------

NATIONAL COMMERCIAL BANKS - 3.28%
Wachovia Corp.                                                     11,100                        574,425
                                                                                             ------------

OIL & GAS FIELD SERVICES - 1.50%
BJ Services Company                                                 5,200                        263,484
                                                                                             ------------

OPTHALMIC GOODS - 3.28%
Alcon, Inc.                                                         7,700                        573,804
                                                                                             ------------

PERSONAL CREDIT INSTITUTIONS - 3.45%
Capital One Financial Corp.                                         7,700                        605,066
                                                                                             ------------

PHARMACEUTICAL PREPARATIONS - 2.09%
Genentech, Inc. (a)                                                 7,600                        366,700
                                                                                             ------------

RADIO & TV BROADCASTING & COMMUNICATION EQUIPMENT - 3.48%
L-3 Communications Holdings, Inc.                                   8,200                        610,244
                                                                                             ------------

RADIOTELEPHONE COMMUNICATIONS - 2.63%
NEXTEL Communications, Inc. - Class A (a)                          16,200                        461,052
                                                                                             ------------

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 95.60% - CONTINUED                               SHARES                         VALUE
                                                                ----------                   ------------

RETAIL - EATING & DRINKING PLACES - 3.89%
Starbucks Corp.  (a)                                               12,100                    $   680,746
                                                                                             ------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.24%
Bed, Bath & Beyond, Inc. (a)                                       14,200                        566,978
                                                                                             ------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.10%
Lowe's Companies, Inc.                                              9,800                        542,234
                                                                                             ------------

RETAIL - VARIETY STORES - 4.58%
Target Corp.                                                       11,700                        599,274
Wal-Mart Stores, Inc.                                               3,900                        203,034
                                                                                             ------------
                                                                                                 802,308
                                                                                             ------------

SEMICONDUCTORS & RELATED DEVICES - 3.64%
Marvell Technology Group Ltd. (a)                                  19,900                        637,994
                                                                                             ------------

SERVICES - BUSINESS SERVICES - 3.66%
eBAY, Inc. (a)                                                      5,700                        640,965
                                                                                             ------------

SERVICES - COMPUTER PROGRAMMING SERVICES  - 3.08%
Infosys Technologies Ltd.                                           7,500                        539,400
                                                                                             ------------

SERVICES - CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 3.23%
Moody's Corp.                                                       7,000                        565,250
                                                                                             ------------

SERVICES - PREPACKAGED SOFTWARE - 7.68%
Autodesk, Inc.                                                      4,900                        320,509
Microsoft Corp.                                                    14,400                        386,064
Symantec Corp.  (a)                                                10,000                        638,100
                                                                                             ------------
                                                                                               1,344,673
                                                                                             ------------

SURETY INSURANCE - 2.88%
AMBAC Financial Group, Inc.                                         6,200                        504,246
                                                                                             ------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.39%
Stryker Corp.                                                      13,500                        593,865
                                                                                             ------------

TOTAL COMMON STOCKS (COST $14,412,016)                                                        16,744,192
                                                                                             ------------

MONEY MARKET SECURITIES - 0.82%
Federated U.S. Treasury Obligations Fund, 1.73% (b)               144,378                        144,378
                                                                                             ------------

TOTAL MONEY MARKET SECURITIES (COST $144,378)                                                    144,378
                                                                                             ------------

TOTAL INVESTMENTS (COST $14,556,394) - 96.42%                                                 16,888,570
                                                                                             ------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.58%                                                    626,397
                                                                                             ------------

TOTAL NET ASSETS - 100.00%                                                                   $ 17,514,967
                                                                                             ============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.


TAX RELATED
Unrealized appreciation                                                                      $ 2,439,841
Unrealized depreciation                                                                         (107,665)
                                                                                             ------------
Net unrealized appreciation                                                                  $ 2,332,176
                                                                                             ============

Aggregate cost of securities for income tax purposes                                         $ 14,556,394
                                                                                             ------------

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, (the
"Board"). For example, if trading in a stock is halted and does not resume before the Funds calculate their NAVs, the Adviser may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds' portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds' NAVs by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures
                      -----------------
     are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant        AmeriPrime Advisors Trust
          -------------------------------------------

By       /s/ Anthony J. Ghoston
*----------------------------------------------------
                Anthony J. Ghoston, President

Date    1/25/05
     ------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Anthony J. Ghoston
*----------------------------------------------------
             Anthony J. Ghoston, President

Date    1/25/05
    -------------------------------------------------

By /s/ Thomas G. Napurano
*----------------------------------------------------
 Thomas G. Napurano, Chief Financial Officer and Treasurer

Date    1/26/05
    -------------------------------------------------